Related party transactions (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Compensation of Key Management Personnel and Directors

Compensation of Key management personnel and Directors

	For the year ended
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Salaries and other short-term employee benefits (1)	$34	$33
Post-employment benefits (2)	2	2
Share-based payments	42	37
	$78	$72

(1)	Includes the portion of the annual variable short-term incentive bonus that certain executives elected to receive in the form of DSUs. Refer to Note 21 for further details. Directors receive retainers but do not receive salaries and other short-term employee benefits.
(2)	Directors do not receive post-employment benefits.

Summary of Stock Options, Stock Awards and Shares Held by Key Management Personnel, Directors and Their Close Family Members

Stock options, stock awards and shares held by Key management personnel, Directors and their close family members

	As at
	October 31, 2018		October 31, 2017
(Millions of Canadian dollars, except number of units)	No. of units held	Value	No. of units held	Value
Stock options (1)	2,154,835	$37	2,174,841	$60
Other non-option stock based awards (1)	1,440,002	138	1,371,104	138
RBC common and preferred shares	453,316	43	632,631	64
	4,048,153	$218	4,178,576	$262

(1)	Directors do not receive stock options or any other non-option stock based awards.

Summary of Other Transactions, Arrangements or Agreements Involving Joint Ventures and Associates

Other transactions, arrangements or agreements involving joint ventures and associates [NTD]

	As at or for the year ended
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Commitments and other contingencies	$621	$870
Other fees received for services rendered	41	40
Other fees paid for services received	150	182